Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
16.	Stock-Based Compensation
On April 28, 2022, based on the approval of the board of directors, the Company granted stock options to its directors and executive officers to acquire 69,000 shares of common stock. Those to whom stock acquisition rights are granted (the “Holder(s)”) shall be entitled to exercise all the stock acquisition rights together within 10 days (in case the last day is not a business day, the following business day) from after the date when they cease to hold any position as a director or an executive officer of the Company. These option awards have a 30 year exercisable period. The grant-date fair value per share of the stock options granted during the year ended December 31, 2022 was ¥2,541.
On April 28, 2021, based on the approval of the board of directors, the Company granted stock options to its directors and executive officers to acquire 43,700 shares of common stock. Those to whom stock acquisition rights are granted (the “Holder(s)”) shall be entitled to exercise all the stock acquisition rights together within 10 days (in case the last day is not a business day, the following business day) from after the date when they cease to hold any position as a director or an executive officer of the Company. These option awards have a 30 year exercisable period. The grant-date fair value per share of the stock options granted during the year ended December 31, 2021 was ¥2,227.
The compensation cost recognized for these stock options for the years ended December 31, 2022 was ¥175 million, for 2021 was ¥97 million and for 2020 was ¥147 million, and is included in selling, general and administrative expenses in the consolidated statements of income.
The fair value of the option award was estimated on the date of grant using the Black-Sholes option pricing model that incorporates the assumptions presented below:

	Year ended December 31, 2022	Year ended December 31, 2021
Expected term of option (in years)	5.0	5.0
Expected volatility	25.88%	24.83%
Dividend yield	3.28%	3.04%
Risk-free interest rate	(0.02%)	(0.10%)
A summary of option activity under the stock option plans as of and for the years ended December 31, 2022, 2021 and 2020 is presented below:

	Shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value

		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2020	185,800	1	29.0	555
Granted	98,900	1
Exercised	(37,100)	1

Outstanding at December 31, 2020	247,600	1	28.4	324
Granted	43,700	1
Exercised	(4,800)	1

Outstanding at December 31, 2021	286,500	1	27.8	802
Granted	69,000	1
Exercised	(4,900)	1

Outstanding at December 31, 2022	350,600	1	27.2	1,001

Exercisable at December 31, 2022	350,600	1	27.2	1,001

The total fair values of shares vested were
¥175 million
,
 ¥97
million, and ¥147 million for the years
ended December 31, 2022, 2021, and 2020, respectively.
Cash received from the exercise of stock options for the years ended December 31, 2022, 2021 and 2020 w ere not significant.